Segment, Product and Geographic Information (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting, Revenue Reconciling Item [Line Items]
Segment revenues	$ 691,789	$ 840,542	$ 770,739
Display drivers for large-size applications [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Segment revenues	224,423	226,087	228,927
Display drivers for mobile handsets applications [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Segment revenues	170,705	238,467	232,019
Display drivers for consumer electronics applications [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Segment revenues	165,271	207,514	183,554
Others [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Segment revenues	$ 131,390	$ 168,474	$ 126,239